DEBTS PAYABLE & SENIOR SECURED NOTES - Senior Secured Notes (Details) - USD ($)			12 Months Ended
	Nov. 12, 2021	Dec. 10, 2020	Dec. 31, 2021	Dec. 31, 2020
December 2020 Senior secured notes
Disclosure of detailed information about borrowings [line items]
Face value		$ 110,000,000
Annual interest rate		12.50%
Term of the debt		48 months
Periods for option to be paid off at face value		24 months
Debt issuance costs		$ 6,473,895
Period to amortize issuance costs		48 months
Borrowings [abstract]
Balance at the beginning of the year			$ 103,652,963
Debt issued				$ 110,000,000
Debt issuance costs			(2,142,242)	(6,437,895)
Debt issuance costs amortized			1,744,520	90,858
Senior Secured Notes issued			133,250,000
Senior Secured Notes premium			9,304,957
Senior Secured Notes premium amortized			(402,376)
Balance at the end of the year			245,407,822	$ 103,652,963
Total accrued interest payable related to senior secured notes as of December 31, 2021			$ 6,092,080
December 2020 Senior secured notes private placement offering
Disclosure of detailed information about borrowings [line items]
Face value	$ 133,000,000
Premium price per 1000	$ 1,070
Proceeds from premium	$ 147,000,000
Yield to maturity	9.80%